Filed under Rule 497(e)

Registration No. 033-52742

SunAmerica Series Trust

SA AB Growth Portfolio

(the “Portfolio”)

Supplement dated May 10, 2018, to the Portfolio’s

Prospectus dated May 1, 2018, as supplemented and amended to date

In the section entitled “Portfolio Summary: SA AB Growth Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name and Title	Portfolio Manager of the Portfolio Since

Frank V. Caruso, CFA Chief Investment Officer – US Growth Equities	2012
John H. Fogarty, CFA Portfolio Manager – US Mid Cap Fundamental Growth, US Growth Equities, US Growth & Income and US Large Cap Growth	2012
Vinay Thapar, CFA Senior Vice President	2018

In the section entitled “Management,” under the heading “Information about the Subadvisers,” the third paragraph of the section “AllianceBernstein L.P. (AllianceBernstein)” is deleted in its entirety and replaced with the following:

The SA AB Growth Portfolio is managed by Frank V. Caruso, John H. Fogarty and Vinay Thapar. Mr. Caruso, Senior Vice President, joined AllianceBernstein in 1993. Mr. Caruso is the Team Leader of U.S. Growth Equities. As Team Leader, Mr. Caruso oversees the U.S. Large Cap Growth, U.S. Growth and U.S. Growth & Income services. Mr. Fogarty, Senior Vice President, has been Team Leader of U.S. Mid Cap Fundamental Growth since 2008. Mr. Fogarty joined the U.S. Growth team in 2009 as a portfolio manager for the U.S. Growth and U.S. Growth and Income services. In 2012, Mr. Fogarty became a portfolio manager for U.S. Large Cap Growth. Mr. Fogarty rejoined AllianceBernstein in 2007 as a fundamental growth research analyst. Mr. Thapar, Senior Vice President, joined AllianceBernstein in 2011. Mr. Thapar has been a member of the U.S. Growth team for six years as a healthcare analyst. Messrs. Caruso, Fogarty and Thapar hold the Chartered Financial Analyst (CFA) designation.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 033-52742

SunAmerica Series Trust

SA AB Growth Portfolio

(the “Portfolio”)

Supplement dated May 10, 2018, to the Portfolio’s Statement of Additional Information (“SAI”)

dated May 1, 2018, as supplemented and amended to date

In the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the information with respect to AllianceBernstein L.P. (“AllianceBernstein”) is deleted in its entirety and replaced with the following:

Advisers/ Subadvisers	Portfolio Managers	Other Accounts
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)

AllianceBernstein	Caruso, Frank V.	28	$17,995	14	$3,834	28,905	$17,539
	Fogarty, John H.	22	$10,396	14	$4,129	2,923	$2,645
	Lisser, Joshua	25	$23,420	34	$6,644	155	$35,395
	MacGregor, James	26	$6,421	37	$1,016	47	$2,469
	Singhvi, Shri	26	$6,421	35	$806	47	$2,469
	Sklar, Ben	25	$23,420	34	$6,644	150	$35,232
	Thapar, Vinay*	4	$6,375	13	$3,647	2,915	$1,638

*As of: December 31, 2017

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.